STOCKHOLDERS' EQUITY (DEFICIT) (Details Narrative) (USD $)	12 Months Ended
Nov. 30, 2012
Notes to Financial Statements
Common stock sold for cash at $.01 per share, Shares	75,000
Common stock sold for cash at $.01 per share, Amount	$ 7,500